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Supplement to Statement of Additional Information dated March 27, 2023

August 22, 2023
Harbor ETF Trust’s Board of Trustees has approved a name change from Harbor Corporate Culture Small Cap ETF to Harbor Human Capital Factor US Small Cap ETF. The name change is effective September 5, 2023.
Investors Should Retain This Supplement For Future Reference
S0823.SAI.ETF.HAPS